Note 2 - Summary of Significant Accounting Policies - Property and Equipment Life Expectancy (Details)	Sep. 30, 2023	Dec. 31, 2022
Software and Software Development Costs [Member]
Estimated useful lives (Year)	3 years
Software and Software Development Costs [Member] | Minimum [Member]
Estimated useful lives (Year)		3 years
Website [Member]
Estimated useful lives (Year)	3 years	3 years
Office Equipment [Member]
Estimated useful lives (Year)	5 years	5 years
Furniture and Fixtures [Member]
Estimated useful lives (Year)	5 years	5 years
Machinery and Equipment [Member] | Minimum [Member]
Estimated useful lives (Year)	7 years	7 years
Machinery and Equipment [Member] | Maximum [Member]
Estimated useful lives (Year)	10 years	10 years